COMMON STOCK TRANSACTIONS (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended						6 Months Ended		12 Months Ended
	May 13, 2024	Aug. 24, 2023	Jul. 26, 2023	Jun. 26, 2023	Jun. 20, 2023	Feb. 14, 2023	Sep. 30, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Nov. 08, 2024	Jun. 03, 2024	Feb. 23, 2023	Apr. 11, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from warrant exercises														$ 254,000	$ 105,000	$ 306,000	$ 115,000
Common stock par value								$ 0.001		$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Shares issued for service, share														30,000
Issuance of common stock														$ 193,330
Orocidin A/S [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percentage								5.00%						5.00%
Noncontrolling interests								95.00%						95.00%					95.00%	95.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued in exercise of warrants								19,400	6,000			8,000				30,600	11,500
Shares issued for stock investment, shares													250,000	50,000,000		250,000
Common stock par value								$ 0.001						$ 0.001
Shares issued for service, share									30,000
GK Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued in exercise of warrants		3,000	2,500	2,500		11,500	2,500	19,400	6,000	12,600	7,500			25,400		30,600
Exercise price per share		$ 10.00	$ 10.00	$ 10.00		$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00		$ 10.00	$ 10.00	$ 10.00					$ 10.00
Proceeds from warrant exercises		$ 30,000	$ 25,000	$ 25,000		$ 115,000	$ 25,000		$ 60,000	$ 126,000	$ 75,000			$ 254,000		$ 306,000
Sale of Stock, Consideration Received on Transaction					$ 1,750,000
Share Price					$ 7.00
Shares issued for service, share														30,000
Non-cash expenses														$ 138,979
GK Partners [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					250,000
GK Partners [Member] | Myson, Inc. [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					5,000,000
Orocidin A/S [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock														193,330
Orocidin A/S [Member] | Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock														9,667
Orocidin A/S [Member] | Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock														$ 183,663
Orocidin A/S [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	3,800,000